Insurance Contracts - Summary of interest rate risk exposure of insurance contract (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Various Types of Insurance [Line Items]
Net reinsurance contract assets	₩ 1,497,147	$ 1,013,050	₩ 1,642,432	[1]	₩ 1,484,622
Interest rate risk
Various Types of Insurance [Line Items]
Net insurance contract liabilities	24,291,340		22,260,315
Net reinsurance contract assets	1,382,244		1,519,766
Net asset value | Interest rate risk
Various Types of Insurance [Line Items]
Net asset effect	₩ 22,909,096		₩ 20,740,549

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.